Debt- Payments due (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt instruments
2023	$ 128,094
2024	2,456,761	$ 4,634,438
2025	766,012	4,295,638
2025		2,021,349
Total	3,350,867	10,951,425
Principal [Member]
Debt instruments
2024	2,250,000	4,000,000
2025	750,000	4,000,000
2025		2,000,000
Total	3,000,000	10,000,000
Interest [Member]
Debt instruments
2023	128,094
2024	206,761	634,438
2025	16,012	295,638
2025		21,349
Total	$ 350,867	$ 951,425